Insurance	9 Months Ended
Jul. 31, 2025
Insurance service result [abstract]
Insurance
Note 5: Insurance
Insurance Results
Insurance service results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended		For the nine months ended
	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Insurance revenue	$486	$440	$1,430	$1,307
Insurance service expenses	(399)	(317)	(1,089)	(919)
Net expenses from reinsurance contracts	2	(23)	(38)	(90)
Insurance service results	$89	$100	$303	$298
Insurance investment results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended		For the nine months ended
	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Investment return	$132	$978	$433	$2,046
Insurance finance (expense) from insurance and reinsurance contracts held	(120)	(899)	(332)	(1,911)
Movement in investment contract liabilities	17	(62)	(16)	(102)
Insurance investment results	$29	$17	$85	$33
Insurance Contract Liabilities
Insurance contract liabilities by remaining coverage and incurred claims comprise the following:

(Canadian $ in millions)	For the three months ended July 31, 2025			For the three months ended July 31, 2024
	Liabilities for remaining coverage	Liabilities for incurred claims	Total	Liabilities for remaining coverage	Liabilities for incurred claims	Total
Insurance contract liabilities, beginning of period	$17,629	$187	$17,816	$14,877	$214	$15,091
Insurance service results	(632)	565	(67)	(388)	289	(99)
Net finance expenses from insurance contracts	138	-	138	959	-	959
Total cash flows	807	(563)	244	318	(298)	20
Other changes in the net carrying amount of the insurance contract (1)	(785)	(12)	(797)	-	-	-
Insurance contract liabilities, end of period (2)	$17,157	$177	$17,334	$15,766	$205	$15,971

(Canadian $ in millions)	For the nine months ended July 31, 2025			For the nine months ended July 31, 2024
	Liabilities for remaining coverage	Liabilities for incurred claims	Total	Liabilities for remaining coverage	Liabilities for incurred claims	Total
Insurance contract liabilities, beginning of period	$17,047	$201	$17,248	$13,114	$235	$13,349
Insurance service results	(1,818)	1,537	(281)	(1,171)	842	(329)
Net finance expenses from insurance contracts	420	-	420	2,031	-	2,031
Total cash flows	2,293	(1,546)	747	1,792	(871)	921
Other changes in the net carrying amount of the insurance contract (1)	(785)	(15)	(800)	-	(1)	(1)
Insurance contract liabilities, end of period (2)	$17,157	$177	$17,334	$15,766	$205	$15,971

(1)	Includes $(798) million relating to the sale of a non-strategic portfolio of insurance contracts for the three and nine months ended July 31, 2025.
(2)	The liabilities for incurred claims relating to insurance contracts in our creditor and reinsurance business were $105 million as at July 31, 2025 and $110 million as at July 31, 2024.
Contractual service margin (CSM) from contracts issued was $18 million and $49 million for the three and nine months ended July 31, 2025, respectively ($13 million and $73 million for the three and nine months ended July 31, 2024, respectively). Total CSM as at July 31, 2025 was $1,460 million ($1,550 million as at October 31, 2024). This excludes the impact of any reinsurance held, which is not significant to the bank. Onerous contract losses for the three and nine months ended July 31, 2025 and 2024 were not material.

We use the following rates for discounting fulfilment cash flows for our insurance contract liabilities, which are based on a risk-free yield adjusted for an illiquidity premium that reflects the liquidity characteristics of the liabilities:

Portfolio duration:	July 31, 2025	October 31, 2024
1 year	3.55%	4.16%
3 years	3.86%	4.17%
5 years	4.18%	4.35%
10 years	4.87%	4.82%
20 years	5.36%	5.15%
30 years	5.23%	4.98%
Ultimate	5.00%	5.00%